Form N-CSR Cover	6 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Managed Account Completion Shares (MACS) Trust
Entity Central Index Key	0002025137
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025